8. Goodwill and Intangible Assets (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Goodwill	$ 6,203,194		$ 6,370,333	$ 6,065,014
Intangible asset	1,690,371		1,834,176	1,871,000
Amortization expense	98,304	$ 96,009	$ 128,256	0
AMS [Member] | Marijuana license [Member]
Intangible asset, gross	$ 1,871,000			$ 1,871,000
Amortization period	15 years			15 years
Future amortization per year	$ 124,733			$ 124,733